Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2014
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

The Company’s foreign subsidiaries, functional currency is the U.S. dollar. Transaction gains and losses are recognized in earnings. The Company is subject to foreign exchange rate fluctuations in connection with the Company’s international operations.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of three months or less at the time of purchase, to be cash equivalents. At various times, the Company has amounts on deposit at financial institutions in excess of federally insured limits.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value

The carrying value of cash and cash equivalents, accounts receivable, prepaid expenses, deposits and other receivables, accounts payable, and accrued liabilities approximate their fair value based on the liquidity or the short-term maturities of these instruments. The fair value hierarchy promulgated by GAAP consists of three levels:

•             Level one — Quoted market prices in active markets for identical assets or liabilities;
•            Level two — Inputs other than level one inputs that are either directly or indirectly observable; and
•            Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter. The Company has one liability measured at fair value on a recurring basis, which are warrants that were issued in connection with private placements of the Company’s securities that are discussed more fully in Note 6. As of April 30, 2014 and 2013, these warrants had an estimated fair value of $2,011,000 and $1,046,000, respectively, which was calculated by the Monte Carlo simulation valuation method using level three inputs. The Company has no assets that are measured at fair value on a recurring basis and there were no assets or liabilities measured at fair value on a non-recurring basis during the years ended April 30, 2014 and 2013.

The following table presents information about our warrant liability, which was our only financial instrument measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30 (dollars in thousands):

	2014	2013

Balance beginning of year	$(1,046)	$(555)
Transfers to (from) Level 3	-	-
Total gains (losses) included in earnings	(965)	(74)
Issuances	-	(417)

Balance end of year	$(2,011)	$(1,046)

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable

Accounts receivable represent amounts due under agreements with pharmaceutical and biotechnology companies for TOS and amounts due under agreements with patients for POS. At each reporting period, the Company evaluates open accounts receivable for collectability and records an allowance for potentially uncollectible accounts. As of April 30, 2014 and 2013, the allowance for these accounts was $2,000 and $19,000, respectively. Accounts receivable is also comprised of certain unbilled accounts receivable for services completed under TOS that have not been billed as of the balance sheet date. As of April 30, 2014 and 2013, the Company had unbilled receivables of $884,000 and $200,000, respectively.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash

As of April 30, 2014 and 2013, the Company has restricted cash of $165,000 and $192,000, respectively, which is classified as a noncurrent asset on the consolidated balance sheets. This restricted cash serves as collateral for corporate credit cards to provide financial assurance that the Company will fulfill its obligations. The cash is held in custody by the issuing bank, is restricted as to withdrawal or use, and is currently invested in an interest-bearing Certificate of Deposit (“CD”). Though the CD matures in the second quarter of fiscal 2015, the cash will be reinvested into another CD to continue use of the corporate cards. The Company accounts for this CD as a non-current asset supporting operations of the business.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment is recorded at cost and primarily consists of laboratory equipment, furniture and fixtures, and computer hardware and software. Depreciation is calculated on a straight-line basis over the estimated useful lives of the various assets ranging from three to seven years. Property and equipment consisted of the following (in thousands):

	April 30,
	2014	2013

Furniture and fixtures	$69	$59
Computer equipment and software	655	549
Laboratory equipment	296	179
Leasehold improvements	2	2

Total property and equipment	1,022	789
Less: Accumulated depreciation	(588)	(375)

Property and equipment, net	$434	$414

Depreciation expense was $213,000 and $203,000 for the years ended April 30, 2014 and 2013, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

Impairment losses are to be recognized when the carrying amount of a long-lived asset is not recoverable or exceeds its fair value.  The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that a carrying value may not be recoverable.  The Company uses estimates of future cash flows over the remaining useful life of a long- lived asset or asset group to determine the recoverability of the asset.  These estimates only include the net cash flows directly associated with, and that are expected to arise as a direct result of, the use and eventual disposition of the asset or asset group.  The Company has not recognized any impairment losses for the Company’s long-lived assets for the years ending April 30, 2014 and 2013.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill

Goodwill represents the excess of the cost over the fair market value of the net assets acquired including identifiable assets. Goodwill is tested annually, or more frequently if circumstances indicate potential impairment, by comparing its fair value to its carrying amount. The determination of whether or not goodwill is impaired involves significant judgment. Although the Company believes its goodwill is not impaired, changes in strategy or market conditions could significantly impact the judgments and may require future adjustments to the carrying value of goodwill. The Company uses a two-step process to test for goodwill impairment. The first step is to screen for potential impairment, while the second step measures the amount of the impairment, if any. The first step of the goodwill impairment test compares the fair value of each reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying value, goodwill is not impaired. If the carrying value of the reporting unit’s net assets, including goodwill, exceeds the fair value of the reporting unit, then the Company determines the implied fair value of goodwill. If the carrying value of goodwill exceeds its implied fair value, then an impairment of goodwill has occurred and an impairment loss would be recognized for the difference between the carrying amount and the implied fair value of goodwill as a component of operating income. The implied fair value of goodwill is calculated by subtracting the fair value of tangible and intangible assets associated with the reporting unit from the fair value of the unit. The Company tests for goodwill impairment at the operating segment level.

The Company has not recognized any impairment losses for the Company’s goodwill for the years ending April 30, 2014 and 2013.

Revenue Recognition, Deferred Revenue [Policy Text Block]	Deferred Revenue Deferred revenue represents payments received in advance for products to be delivered. When products are delivered, deferred revenue is then recognized as earned.

Warrant Liability [Policy Text Block]
Warrant Liability

Warrant liability represents the fair value of warrants issued in connection with private placements of the Company’s common stock, which are described more fully in Note 7. These warrants are presented as liabilities based on the certain exercise price reset provisions.  The liability, which is recorded at fair value on the accompanying consolidated balance sheets, is calculated by the Monte Carlo simulation valuation method.  The change in fair value of these warrants is recognized as other income or expense in the consolidated statements of operations.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company derives revenue from its POS and TOS businesses. Personalized oncology solutions assist physicians by providing information to help guide the development of personalized treatment plans for their patients using our core offerings, including testing oncology drugs and drug combinations on personalized TumorGrafts, and through other products. Translational oncology solutions offer a preclinical TumorGraft platform to pharmaceutical and biotechnology companies using proprietary TumorGraft studies, which the Company believes may be predictive of how drugs may perform in clinical settings. The Company recognizes revenue when the following four basic criteria are met: (i) a contract has been entered into with its customers; (ii) delivery has occurred or services rendered to its customers; (iii) the fee is fixed and determinable as noted in the contract; and (iv) collectability is reasonably assured. The Company utilizes a proportional performance revenue recognition model for its TOS business, under which it recognizes revenue as performance occurs, based on the relative outputs of the performance that have occurred up to that point in time under the respective agreement, typically the delivery of reports to its customers documenting the results of testing protocols.

When a POS or TOS arrangement involves multiple elements, the items included in the arrangement (deliverables) are evaluated to determine whether they represent separate units of accounting. The Company performs this evaluation at the inception of an arrangement and as each item in the arrangement is delivered. Generally, the Company accounts for a deliverable (or a group of deliverables) separately if: (i) the delivered item(s) has standalone value to the customer, and (ii) if the Company has given the customer a general right of return relative to the delivered item(s) and the delivery or performance of the undelivered item(s) or service(s) is probable and substantially in the Company’s control. All revenue from contracts determined not to have separate units of accounting is recognized based on consideration of the most substantive delivery factor of all the elements in the contract or if there is no predominant deliverable upon delivery of the final element of the arrangement.

During the third quarter of fiscal year 2014 we entered into a contract that may require the replacement of licensed tumors in the event that certain contractual terms have not been satisfied. Due to such requirements we have estimated an amount of licensed tumors that may need to be replaced, and we have deferred this revenue until all provisions of the agreement have been met. There was $258,000 of deferred revenue as of April 30, 2014 relating to our estimate of replacement of licensed tumors.

Cost Of Personalized Oncology Solutions [Policy Text Block]
Cost of Personalized Oncology Solutions

Cost of POS consists of costs related to POS revenue earned from implantations, drug panels, tumor boards, and gene sequencing services, as well as indirect internal costs, such as salaries for personnel directly engaged in these products. Direct costs associated with implantation revenues are primarily related to mice purchases and maintenance and shipping of tumor tissue. Direct drug panel costs are primarily incurred from mice purchases and maintenance and drug purchases. Direct tumor board costs are primarily related to physicians’ honorariums and any tumor board participation costs such as travel, lodging and meals. Direct gene sequencing costs are primarily related to costs billed from the gene sequencing service provider. All costs are expensed as incurred.

Cost Of Translational Oncology Solutions [Policy Text Block]
Cost of Translational Oncology Solutions

Cost of TOS consists of costs related to TOS revenue. Direct costs include mice purchases and maintenance costs for studies completed internally and charges from CROs for studies handled externally. Indirect costs include salaries for personnel directly engaged in providing TOS products. All costs of performing studies in-house are expensed as incurred.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

Research and development costs represent both costs incurred internally for research and development activities, including personnel costs and mice purchases and maintenance, as well as costs incurred externally to facilitate research activities, such as tumor tissue procurement and characterization expenses.  All research and development costs are expensed as incurred. .

Cost of Sales, Policy [Policy Text Block]
Sales and Marketing

Selling and marketing expenses represent costs incurred to promote the Company’s products offered, including salaries, benefits and related costs of our sales and marketing personnel, and represent costs of advertising and other selling and marketing expenses. All sales and marketing costs, including advertising costs, are expensed as incurred.

Earnings Per Share, Policy [Policy Text Block]
Basic and Dilutive Loss Per Common Share

Basic loss per share is calculated by dividing loss available to common shareholders by the weighted average number of common shares (including redeemable common stock) outstanding for the year.  Diluted loss per share is calculated based on the weighted average number of common shares (including redeemable common stock) outstanding for the year, plus the dilutive effect of common stock purchase warrants, stock options and restricted stock units using the treasury stock method.  Contingently issuable shares are included in the calculation of basic earnings per share when all contingencies surrounding the issuance of the shares are met and the shares are issued or issuable.  Contingently issuable shares are included in the calculation of dilutive earnings per share as of the beginning of the reporting period if, at the end of the reporting period, all contingencies surrounding the issuance of the shares are satisfied or would be satisfied if the end of the reporting period were the end of the contingency period.  Due to the net losses for the years ended April 30, 2014 and 2013, basic and diluted loss per share were the same, as the effect of potentially dilutive securities (as listed below) would have been anti-dilutive.

The following table reflects the total potential share-based instruments outstanding at April 30, 2014 and 2013, that could have an effect on the future computation of dilution per common share:

	Year Ended April 30,
	2014	2013

Stock options	23,351,037	13,890,205
Warrants	3,276,667	3,276,667
Restricted stock	-	50,000

Total common stock equivalents	26,627,704	17,216,872

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Payments

The Company typically recognizes expense for share-based payments based on the fair value of awards on the date of grant. The Company uses the Black-Scholes option pricing model to estimate fair value. The Black-Scholes option valuation model was developed for use in estimating the fair value of short-traded options that have no vesting restrictions and are fully transferable. The option pricing model requires the Company to estimate certain key assumptions such as expected life, volatility, risk free interest rates and dividend yield to determine the fair value of share-based awards. These assumptions are based on historical information and management judgment. The risk-free interest rate used is based on the United States treasury security rate with a term consistent with the expected term of the award at the time of the grant. Since the Company has limited option exercise history, it has generally elected to estimate the expected life of an award based upon the Securities and Exchange Commission-approved “simplified method” noted under the provisions of Staff Accounting Bulletin No. 107 with the continued use of this method extended under the provisions of Staff Accounting Bulletin No. 110. During fiscal 2013, the Company changed its method used to calculate expected volatility from an index, which was based on the Company’s historic volatility and certain comparable guideline companies, to the use of only the Company’s historic volatility which had an immaterial effect on the financial statements. The Company does not anticipate paying a dividend, and therefore, no expected dividend yield was used.

The Company expenses share-based payments over the period that the awards are expected to vest, net of estimated forfeitures. If actual forfeitures differ from management’s estimates, compensation expense is adjusted. The Company will report cash flows resulting from tax deductions in excess of the compensation cost recognized from those options (excess tax benefits) as financing cash flows, if they should arise.

Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred income taxes have been provided to show the effect of temporary differences between the recognition of expenses for financial and income tax reporting purposes and between the tax basis of assets and liabilities, and their reported amounts in the consolidated financial statements.  In assessing the realizability of deferred tax assets, the Company assesses the likelihood that deferred tax assets will be recovered through tax planning strategies or from future taxable income, and to the extent that recovery is not likely or there is insufficient operating history, a valuation allowance is established.  The Company adjusts the valuation allowance in the period management determines it is more likely than not that net deferred tax assets will or will not be realized.  As of April 30, 2014 and 2013, the Company provided a valuation allowance for all net deferred tax assets, as recovery is not more likely than not based on an insufficient history of earnings.

Tax positions are positions taken in a previously filed tax return or positions expected to be taken in a future tax return that are reflected in measuring current or deferred income tax assets and liabilities reported in the consolidated financial statements.  Tax positions include, but are not limited to, the following:

•	An allocation or shift of income between taxing jurisdictions;
•	The characterization of income or a decision to exclude reportable taxable income in a tax return; or
•	A decision to classify a transaction, entity or other position in a tax return as tax exempt.

The Company reflects tax benefits only if it is more likely than not that we will be able to sustain the tax position, based on its technical merits. If a tax benefit meets this criterion, it is measured and recognized based on the largest amount of benefit that is cumulatively greater than 50% likely to be realized. The Company has no unrecognized tax benefits as of April 30, 2014 and 2013.

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on the Company’s balance sheets at April 30, 2013 and 2012, and has not recognized interest and/or penalties in the statement of operations for either period.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09 Revenue from Contracts with Customers (Topic 606). This guidance is intended to improve and converge with international standards the financial reporting requirements for revenue from contracts with customers. It will be effective for our first quarter of fiscal year 2018 and early adoption is not permitted. We have not yet determined the impact from adoption of this new accounting pronouncement on our financial statements.